INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 15,845	$ 11,822
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	18,622	13,718	$ 15,785
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (2,777)	$ (1,896)	$ (1,571)